Taxation (Details) - Schedule of tax credit £ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Schedule of tax credit [Abstract]
Loss before tax from continuing operations	£ (549,213)		£ (99,847)	£ (17,964)
Current corporation tax rate of 19%	(104,350)		(18,971)	(3,413)
Impact of difference in overseas tax rates	(3,146)
Expenses not deductible for tax purposes	55,356		1,238	64
Adjustment in respect of previous periods	381
Impact of rate change	1,402
Deferred tax asset not recognized	69,563	$ 2,081	17,733	3,349
Utilization of deferred tax previously unrecognized	(23,862)
Difference between corporation tax and deferred tax rate	(423)
Benefit of tax incentives	(625)
Research and development claim – prior year			(969)
Tax credit	£ (5,704)		£ (969)